Core Deposit Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future amortization expense for core deposit asset
2013	$ 135
2014	129
2015	125
2016	121
2017	116
Thereafter	268
Net carrying amount	$ 894